Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations

F.Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2018	2019	2020
	US$ thousands

Income before income taxes:
Israel	14,703	9,339	5,565
Foreign jurisdictions	2,871	2,520	1,717
	17,574	11,859	7,282

Current taxes:
Israel	2,400	1,732	1,260
Foreign jurisdictions	831	611	506
	3,231	2,343	1,766

Current tax (benefits) expenses relating to prior years:
Israel	(73)	(17)	50
Foreign jurisdictions	(226)	(4)	(198)
	(299)	(21)	(148)

Deferred taxes:
Israel	(106)	(904)	8
Foreign jurisdictions	111	205	(69)
	5	(699)	(61)

Income tax expense	2,937	1,623	1,557

Deferred Tax Assets and Liabilities

The tax effects of significant items comprising the Company’s deferred tax assets and liabilities are as follows:

	December 31	December 31
	2019	2020
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	327	368
Research and development costs	1,597	1,859
Operating loss carryforwards	196	66
Property, plant and equipment	31	-
Share based compensation	374	365
Intangible assets	347	287
Operating lease liabilities	-	1,121
Other	-	1
Total deferred tax assets	2,872	4,067

Deferred tax liabilities:
Intangible assets	(397)	(203)
Goodwill	(879)	(1,089)
Operating leases right-of-use, net	-	(1,100)
Other	(3)	(21)
Total deferred tax liabilities	(1,279)	(2,413)

Net deferred tax assets	1,593	1,654

In Israel	1,798	1,790
Foreign jurisdictions	(205)	(136)
Net deferred tax assets	1,593	1,654

Non-current deferred tax assets	1,798	1,790
Non-current deferred tax liabilities	(205)	(136)

Reconciliation of the Statutory Tax Expense to Actual Tax Expense

H.Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2018	2019	2020
	US$ thousands

Income before income taxes	17,574	11,859	7,282
Statutory tax rate in Israel	23.0%	23.0%	23.0%
	4,042	2,728	1,675

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	295	417	508
Prior years adjustments	(299)	(21)	(148)
Tax effect due to

"Preferred Enterprise" status*	(1,398)	(1,099)	(714)
Statutory rate differential	176	18	105
Changes in tax rate	-	7	181
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	-	(476)	-
Other	121	49	(50)

Income tax expense	2,937	1,623	1,557

*	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

Schedule of Effect of the Benefit Resulting From the "Preferred Enterprise" Status on Net Earnings Per Ordinary Share
	Year ended December 31
	2018	2019	2020

Basic	0.19	0.15	0.10

Diluted	0.18	0.15	0.10